Statements of Stockholder's Equity - USD ($) $ in Thousands	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income
Beginning balance at Dec. 31, 2014	$ 161,407	$ 2,000	$ 72,500	$ 70,251	$ 16,656
Comprehensive income (loss):
Net (loss) income	(1,263)			(1,263)
Net unrealized gain on investments, net of shadow adjustments and deferred taxes	(11,656)				(11,656)
Total comprehensive income (loss)	(12,919)
Ending balance at Dec. 31, 2015	148,488	2,000	72,500	68,988	5,000
Comprehensive income (loss):
Net (loss) income	13,440			13,440
Net unrealized gain on investments, net of shadow adjustments and deferred taxes	2,197				2,197
Total comprehensive income (loss)	15,637
Ending balance at Dec. 31, 2016	164,125	2,000	72,500	82,428	7,197
Comprehensive income (loss):
Net (loss) income	(2,973)			(2,973)
Net unrealized gain on investments, net of shadow adjustments and deferred taxes	5,810				5,810
Total comprehensive income (loss)	2,837
Ending balance at Dec. 31, 2017	$ 166,962	$ 2,000	$ 72,500	$ 79,455	$ 13,007